Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000013069 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000013069 | B
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000013069 | BB
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000013069 | BBB
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000013069 | A
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000013069 | AA
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000013069 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000013069 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	7.90%
C000013069 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	3.10%
C000013069 | Housing
Holdings [Line Items]
Percent of Total Investments	6.20%
C000013069 | Education
Holdings [Line Items]
Percent of Total Investments	7.60%
C000013069 | General Obligations
Holdings [Line Items]
Percent of Total Investments	9.30%
C000013069 | Hospital
Holdings [Line Items]
Percent of Total Investments	10.30%
C000013069 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	11.20%
C000013069 | Transportation
Holdings [Line Items]
Percent of Total Investments	13.60%
C000013069 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	13.70%
C000013069 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	17.10%
C000013071 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000013071 | B
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000013071 | BB
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000013071 | BBB
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000013071 | A
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000013071 | AA
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000013071 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000013071 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	7.90%
C000013071 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	3.10%
C000013071 | Housing
Holdings [Line Items]
Percent of Total Investments	6.20%
C000013071 | Education
Holdings [Line Items]
Percent of Total Investments	7.60%
C000013071 | General Obligations
Holdings [Line Items]
Percent of Total Investments	9.30%
C000013071 | Hospital
Holdings [Line Items]
Percent of Total Investments	10.30%
C000013071 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	11.20%
C000013071 | Transportation
Holdings [Line Items]
Percent of Total Investments	13.60%
C000013071 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	13.70%
C000013071 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	17.10%
C000048637 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000048637 | B
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000048637 | BB
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000048637 | BBB
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000048637 | A
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000048637 | AA
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000048637 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000048637 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	7.90%
C000048637 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	3.10%
C000048637 | Housing
Holdings [Line Items]
Percent of Total Investments	6.20%
C000048637 | Education
Holdings [Line Items]
Percent of Total Investments	7.60%
C000048637 | General Obligations
Holdings [Line Items]
Percent of Total Investments	9.30%
C000048637 | Hospital
Holdings [Line Items]
Percent of Total Investments	10.30%
C000048637 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	11.20%
C000048637 | Transportation
Holdings [Line Items]
Percent of Total Investments	13.60%
C000048637 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	13.70%
C000048637 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	17.10%
C000231374 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000231374 | B
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231374 | BB
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000231374 | BBB
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000231374 | A
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000231374 | AA
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000231374 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231374 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	7.90%
C000231374 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	3.10%
C000231374 | Housing
Holdings [Line Items]
Percent of Total Investments	6.20%
C000231374 | Education
Holdings [Line Items]
Percent of Total Investments	7.60%
C000231374 | General Obligations
Holdings [Line Items]
Percent of Total Investments	9.30%
C000231374 | Hospital
Holdings [Line Items]
Percent of Total Investments	10.30%
C000231374 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	11.20%
C000231374 | Transportation
Holdings [Line Items]
Percent of Total Investments	13.60%
C000231374 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	13.70%
C000231374 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	17.10%
C000154967 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000154967 | A
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000154967 | AA
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000154967 | AAA
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000154967 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	2.90%
C000154967 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	10.00%
C000154967 | Housing
Holdings [Line Items]
Percent of Total Investments	10.60%
C000154967 | Education
Holdings [Line Items]
Percent of Total Investments	4.00%
C000154967 | General Obligations
Holdings [Line Items]
Percent of Total Investments	37.30%
C000154967 | Hospital
Holdings [Line Items]
Percent of Total Investments	6.70%
C000154967 | Transportation
Holdings [Line Items]
Percent of Total Investments	3.90%
C000154967 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	5.40%
C000154967 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	6.10%
C000154967 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	5.70%
C000154967 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	7.40%
C000154968 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000154968 | A
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000154968 | AA
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000154968 | AAA
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000154968 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	2.90%
C000154968 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	10.00%
C000154968 | Housing
Holdings [Line Items]
Percent of Total Investments	10.60%
C000154968 | Education
Holdings [Line Items]
Percent of Total Investments	4.00%
C000154968 | General Obligations
Holdings [Line Items]
Percent of Total Investments	37.30%
C000154968 | Hospital
Holdings [Line Items]
Percent of Total Investments	6.70%
C000154968 | Transportation
Holdings [Line Items]
Percent of Total Investments	3.90%
C000154968 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	5.40%
C000154968 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	6.10%
C000154968 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	5.70%
C000154968 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	7.40%
C000154969 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000154969 | A
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000154969 | AA
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000154969 | AAA
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000154969 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	2.90%
C000154969 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	10.00%
C000154969 | Housing
Holdings [Line Items]
Percent of Total Investments	10.60%
C000154969 | Education
Holdings [Line Items]
Percent of Total Investments	4.00%
C000154969 | General Obligations
Holdings [Line Items]
Percent of Total Investments	37.30%
C000154969 | Hospital
Holdings [Line Items]
Percent of Total Investments	6.70%
C000154969 | Transportation
Holdings [Line Items]
Percent of Total Investments	3.90%
C000154969 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	5.40%
C000154969 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	6.10%
C000154969 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	5.70%
C000154969 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	7.40%
C000081348 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081348 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081348 | A
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000081348 | AA
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000081348 | AAA
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000081348 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.10%
C000081348 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	9.60%
C000081348 | Housing
Holdings [Line Items]
Percent of Total Investments	9.60%
C000081348 | Education
Holdings [Line Items]
Percent of Total Investments	3.70%
C000081348 | General Obligations
Holdings [Line Items]
Percent of Total Investments	45.20%
C000081348 | Hospital
Holdings [Line Items]
Percent of Total Investments	3.50%
C000081348 | Transportation
Holdings [Line Items]
Percent of Total Investments	5.30%
C000081348 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	5.60%
C000081348 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	4.40%
C000081348 | Bond Bank
Holdings [Line Items]
Percent of Total Investments	3.20%
C000081348 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	3.80%
C000081349 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081349 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081349 | A
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000081349 | AA
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000081349 | AAA
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000081349 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.10%
C000081349 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	9.60%
C000081349 | Housing
Holdings [Line Items]
Percent of Total Investments	9.60%
C000081349 | Education
Holdings [Line Items]
Percent of Total Investments	3.70%
C000081349 | General Obligations
Holdings [Line Items]
Percent of Total Investments	45.20%
C000081349 | Hospital
Holdings [Line Items]
Percent of Total Investments	3.50%
C000081349 | Transportation
Holdings [Line Items]
Percent of Total Investments	5.30%
C000081349 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	5.60%
C000081349 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	4.40%
C000081349 | Bond Bank
Holdings [Line Items]
Percent of Total Investments	3.20%
C000081349 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	3.80%
C000081350 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081350 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081350 | A
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000081350 | AA
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000081350 | AAA
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000081350 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.10%
C000081350 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	9.60%
C000081350 | Housing
Holdings [Line Items]
Percent of Total Investments	9.60%
C000081350 | Education
Holdings [Line Items]
Percent of Total Investments	3.70%
C000081350 | General Obligations
Holdings [Line Items]
Percent of Total Investments	45.20%
C000081350 | Hospital
Holdings [Line Items]
Percent of Total Investments	3.50%
C000081350 | Transportation
Holdings [Line Items]
Percent of Total Investments	5.30%
C000081350 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	5.60%
C000081350 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	4.40%
C000081350 | Bond Bank
Holdings [Line Items]
Percent of Total Investments	3.20%
C000081350 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	3.80%
C000081345 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000081345 | A
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000081345 | AA
Holdings [Line Items]
Percent of Net Asset Value	62.40%
C000081345 | AAA
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000081345 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.10%
C000081345 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	10.10%
C000081345 | Housing
Holdings [Line Items]
Percent of Total Investments	8.30%
C000081345 | Education
Holdings [Line Items]
Percent of Total Investments	7.10%
C000081345 | General Obligations
Holdings [Line Items]
Percent of Total Investments	26.10%
C000081345 | Transportation
Holdings [Line Items]
Percent of Total Investments	3.40%
C000081345 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	14.20%
C000081345 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	12.00%
C000081345 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	5.20%
C000081345 | Bond Bank
Holdings [Line Items]
Percent of Total Investments	3.10%
C000081345 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	4.40%
C000081346 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000081346 | A
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000081346 | AA
Holdings [Line Items]
Percent of Net Asset Value	62.40%
C000081346 | AAA
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000081346 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.10%
C000081346 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	10.10%
C000081346 | Housing
Holdings [Line Items]
Percent of Total Investments	8.30%
C000081346 | Education
Holdings [Line Items]
Percent of Total Investments	7.10%
C000081346 | General Obligations
Holdings [Line Items]
Percent of Total Investments	26.10%
C000081346 | Transportation
Holdings [Line Items]
Percent of Total Investments	3.40%
C000081346 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	14.20%
C000081346 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	12.00%
C000081346 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	5.20%
C000081346 | Bond Bank
Holdings [Line Items]
Percent of Total Investments	3.10%
C000081346 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	4.40%
C000081347 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000081347 | A
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000081347 | AA
Holdings [Line Items]
Percent of Net Asset Value	62.40%
C000081347 | AAA
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000081347 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.10%
C000081347 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	10.10%
C000081347 | Housing
Holdings [Line Items]
Percent of Total Investments	8.30%
C000081347 | Education
Holdings [Line Items]
Percent of Total Investments	7.10%
C000081347 | General Obligations
Holdings [Line Items]
Percent of Total Investments	26.10%
C000081347 | Transportation
Holdings [Line Items]
Percent of Total Investments	3.40%
C000081347 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	14.20%
C000081347 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	12.00%
C000081347 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	5.20%
C000081347 | Bond Bank
Holdings [Line Items]
Percent of Total Investments	3.10%
C000081347 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	4.40%
C000074079 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000074079 | A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074079 | AA
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000074079 | AAA
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000074079 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	9.00%
C000074079 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	13.80%
C000074079 | Housing
Holdings [Line Items]
Percent of Total Investments	17.30%
C000074079 | General Obligations
Holdings [Line Items]
Percent of Total Investments	41.40%
C000074079 | Hospital
Holdings [Line Items]
Percent of Total Investments	5.60%
C000074079 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	8.40%
C000074079 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	4.50%
C000074080 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000074080 | A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074080 | AA
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000074080 | AAA
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000074080 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	9.00%
C000074080 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	13.80%
C000074080 | Housing
Holdings [Line Items]
Percent of Total Investments	17.30%
C000074080 | General Obligations
Holdings [Line Items]
Percent of Total Investments	41.40%
C000074080 | Hospital
Holdings [Line Items]
Percent of Total Investments	5.60%
C000074080 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	8.40%
C000074080 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	4.50%
C000074081 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000074081 | A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074081 | AA
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000074081 | AAA
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000074081 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	9.00%
C000074081 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	13.80%
C000074081 | Housing
Holdings [Line Items]
Percent of Total Investments	17.30%
C000074081 | General Obligations
Holdings [Line Items]
Percent of Total Investments	41.40%
C000074081 | Hospital
Holdings [Line Items]
Percent of Total Investments	5.60%
C000074081 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	8.40%
C000074081 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	4.50%